Interests in subsidiaries	12 Months Ended
Dec. 31, 2025
Interests In Subsidiaries [Line Items]
Interests in subsidiaries
Note 27
Interests in subsidiaries and other entities
a) Interests in subsidiaries
UBS defines its significant subsidiaries
as those entities that, either
individually or in aggregate, contribute
significantly to
the Group’s
financial position or
results of
operations, based on
a number of
criteria, including the
subsidiaries’ equity
and contribution
to the
Group’s total
assets and
profit or
loss before
tax, in
accordance with
the requirements
set by
IFRS 12, Swiss regulations and the rules of the US Securities and Exchange Commission (the SEC).
Individually significant subsidiaries
The
two
tables
below
list
the
Group’s
individually
significant
subsidiaries
as
of
31 December
2025.
Unless
otherwise
stated, the subsidiaries
listed below have
share capital consisting solely
of ordinary shares held
entirely by the Group,
and
the proportion of ownership interest held is equal to the voting rights held by the Group.
The
country where
the respective
registered office
is located
is also
the principal
place of
business. UBS AG
operates
through a global branch
network, and a significant
proportion of its business
activity is conducted outside Switzerland,
including in the
UK, the US,
Singapore, the Hong
Kong SAR and
other countries. UBS
Europe SE has
branches and offices
in a number of EU Member States, including France, Germany, Italy, Luxembourg and Spain. Share capital is provided in the currency of the legally registered office.
Individually significant subsidiaries of UBS Group AG as of 31 December 2025
Company Registered office Share capital in million Equity interest accumulated in %
UBS AG Zurich and Basel, Switzerland USD 385.8 100.0
UBS Business Solutions AG
1
Zurich, Switzerland CHF 1.0 100.0
1 UBS Business Solutions AG holds subsidiaries in China, India, Israel and Poland.
Individually significant subsidiaries of UBS AG as of 31 December 2025
1
Company Registered office Primary business Share capital in million Equity interest accumulated in %
Credit Suisse International London, UK Non-core and Legacy USD 1.3 97.6
2
UBS Americas Holding LLC Wilmington, Delaware, US Group Items USD 2,900.0
3
100.0
UBS Americas Inc. Wilmington, Delaware, US Group Items USD 0.0 100.0
UBS Asset Management AG Zurich, Switzerland Asset Management CHF 43.2 100.0
UBS Bank USA Salt Lake City, Utah, US Global Wealth Management USD 0.0 100.0
UBS Europe SE Frankfurt, Germany Global Wealth Management EUR 446.0 100.0
UBS Financial Services Inc. Wilmington, Delaware, US Global Wealth Management USD 0.0 100.0
UBS Securities LLC Wilmington, Delaware, US Investment Bank USD 1,283.1
4
100.0
UBS Switzerland AG Zurich, Switzerland Personal & Corporate Banking CHF 10.0 100.0
1 Includes direct and indirect
subsidiaries of UBS AG.
2 UBS Group AG owns the
remaining
2.4
%.
3 Consists of common share capital of
USD
1,000
and non-voting preferred share capital of
USD
2.9
bn.
4 Consists
of common share capital of USD 100,000
and non-voting preferred share capital of USD
1.3 bn.
Other subsidiaries
The table below lists
other direct and indirect
subsidiaries of UBS AG that are
not individually significant but contribute
to
the
Group’s
total
assets
and
aggregated
profit
before
tax
thresholds
and
are
thus
disclosed
in
accordance
with
requirements set by the SEC.
Other subsidiaries of UBS AG as of 31 December 2025
Company Registered office Primary business Share capital in million
Equity interest
accumulated in %
Banco de Investimentos Credit Suisse (Brasil) S.A. São Paulo, Brazil Investment Bank BRL 164.8 100.0
Bank-now AG Horgen, Switzerland Personal & Corporate Banking CHF 30.0 100.0
Credit Suisse (USA) LLC Wilmington, Delaware, US Group Items USD 0.0 100.0
UBS Asset Management (Americas) LLC Wilmington, Delaware, US Asset Management USD 0.0 100.0
UBS Asset Management Life Ltd London, UK Asset Management GBP 15.0 100.0
UBS Asset Management Switzerland AG Zurich, Switzerland Asset Management CHF 0.5 100.0
UBS Business Solutions US LLC Wilmington, Delaware, US Group Items USD 0.0 100.0
UBS Credit Corp. Wilmington, Delaware, US Global Wealth Management USD 0.0 100.0
UBS Fund Management (Switzerland) AG Basel, Switzerland Asset Management CHF 1.0 100.0
UBS (Monaco) S.A. Monte Carlo, Monaco Global Wealth Management EUR 49.2 100.0
UBS Securities Australia Ltd Sydney, Australia Investment Bank AUD 0.3
1
100.0
UBS Securities Hong Kong Limited Hong Kong SAR, China
Investment Bank HKD 4,254.2 100.0
UBS Securities Japan Co., Ltd. Tokyo, Japan Investment Bank JPY 44,908.7 100.0
UBS SuMi TRUST Wealth Management Co., Ltd. Tokyo, Japan Global Wealth Management JPY 5,165.0 51.0
1 Includes a nominal amount relating to redeemable preference shares.
Consolidated structured entities
Consolidated
structured
entities
(SEs)
include
certain
investment
funds,
securitization
vehicles
and
client
investment
vehicles. UBS has no individually significant subsidiaries that are SEs.
In
2025
and
2024,
the
Group
did
not
enter
into
any
contractual
obligation
that
could
require the
Group
to
provide
financial
support
to
consolidated
SEs.
In
addition,
the
Group
did
not
provide
support,
financial
or
otherwise,
to
a
consolidated
SE
when
the
Group
was
not
contractually
obligated
to
do
so,
nor
does
the
Group
currently
have
any
intention to do so in the future. Furthermore, the
Group did not provide support, financial or otherwise, to
a previously
unconsolidated SE that resulted in the Group controlling the SE during the reporting period.